Events after the reporting date (Details) $ / shares in Units, $ in Millions	Jan. 01, 2025 shares	Apr. 25, 2025 USD ($) $ / shares	Apr. 02, 2025 USD ($) $ / shares	Jan. 04, 2022
Events after the reporting date
Percentage of voting interests				100.00%
Future ordinary shares transaction | RSU
Events after the reporting date
Equity instruments granted | shares	3,500,000
Future ordinary shares transaction | Bottom of range | RSU
Events after the reporting date
Vesting period	3 years
Future ordinary shares transaction | Top of range | RSU
Events after the reporting date
Vesting period	4 years
Business combination | Desktop Metal
Events after the reporting date
Percentage of voting interests			100.00%
Cash | $			$ 179.3
Cash consideration, per share | $ / shares			$ 5.295
Business combination | Markforged
Events after the reporting date
Percentage of voting interests		100.00%
Cash | $		$ 116.4
Cash consideration, per share | $ / shares		$ 5.00